UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Bond Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WORLDWIDE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

Principal
Amount				Value
BONDS AND NOTES: 94.4%
Austria: 7.1%
JPY 300,000,000	Oester Kontroll Bank Bond
	1.80%, 3/22/10			$3,353,981

Belguim: 5.9%
EUR 1,800,000	Belgium Kingdom
	4.00%, 3/28/17			2,752,904

Canada: 8.6%
CAD 4,000,000	Canadian Government Bond
	6.00%, 6/1/11			4,039,453

France: 6.2%
EUR 1,900,000	French Treasury Note
	3.75%, 4/25/17			2,895,748

Germany: 10.3%
EUR 3,000,000	Bundesrepublik Deutschland Bond
	4.75%, 7/4/28			4,831,967

Italy: 6.0%
EUR 1,800,000	Italian Government Bond
	5.00% , 2/1/12			2,827,363

Netherlands: 6.3%
EUR 1,900,000	Netherlands Government Bond
	4.00%, 7/15/16			2,941,104

New Zealand:7.3%
NZD 4,500,000	New Zealand Government Bond
	6.50%, 4/15/13			3,410,510

Spain: 9.4%
EUR 3,000,000	Spanish Government Bond
	4.00%, 1/31/10			4,438,263

United Kingdom: 8.6%
GBP 2,400,000	Great Britain Government Bond
	4.25% , 3/7/11			4,019,413

United States: 18.7%
$1,000,000	Caterpillar Inc. 7.90%, 12/15/18			1,235,308
JPY 300,000,000	KFW International Finance, Inc. Bond
	1.75%, 3/23/10			3,364,071
	U.S. Treasury Notes/Bonds:
$1,500,000	4.00%, 3/15/10			1,526,427
$2,000,000	6.625%, 2/15/27			2,652,500
				8,778,306

Total Bonds and Notes
(Cost: $34,460,770)				44,289,012

Number
of Shares
MONEY MARKET FUND: 4.5%
(Cost: $2,131,333)
United States: 4.5%
2,131,333	AIM Treasury Portfolio - Institutional Class			2,131,333

Total Investments: 98.9%
(Cost: $36,592,103)				46,420,345

Other assets less liabilities: 1.1%				534,417
NET ASSETS: 100.0%				$46,954,762

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar

The aggregate cost of investments owned for Federal income tax purposes is $36,592,103 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation				$10,472,033
Gross Unrealized Depreciation				(643,791)
Net Unrealized Appreciation				$9,828,242

		% of
Summary of Investments By Sector		Investments		Value
Foreign Government Bonds		69.3%		$32,156,725
Foreign Banks		14.5		6,718,052
Industrial		2.7		1,235,308
U.S. Government Bonds		9.0		4,178,927
Money Market Fund		4.5		2,131,333
		100.0%		$46,420,345

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Bonds & Notes:
Austria	$ -	$3,353,981	$ -	$3,353,981
Belgium	-	2,752,904	-	2,752,904
Canada	-	4,039,453	-	4,039,453
France	-	2,895,748	-	2,895,748
Germany	-	4,831,967	-	4,831,967
Italy	-	2,827,363	-	2,827,363
Netherlands	-	2,941,104	-	2,941,104
New Zealand	-	3,410,510	-	3,410,510
Spain	-	4,438,263	-	4,438,263
United Kingdom	-	4,019,413	-	4,019,413
United States	-	8,778,306	-	8,778,306

Money Market Fund:
United States	2,131,333	-	-	2,131,333
Total	$ 2,131,333	$44,289,012	$ -	$46,420,345

See Note to Schedule of Investments

Worldwide Bond Fund
Note to Schedule of Investments
September 30, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Money Market Fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Bond Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Worldwide Bond Fund

Date: November 30, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund

Date: November 30, 2009